Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net loss	$ (5,827,309)	$ (7,366,487)
Adjusted to reconcile net loss to cash used in operating activities
Share-based compensation	1,348,581
Interest expense	138,944
Depreciation and amortization	1,493,017	677,315
Deferred tax (benefits) expense	(232)	837,871
Investment losses	53,486	1,349,773
Bad debt expense	125,369	1,760,973
Amortization of right-of-use assets	22,977	75,739
Changes in operating assets and liabilities:
Accounts receivable	(9,029,180)	2,924,743
Notes receivable	(24,625)
Due from related parties	(54,308)	27,187
Operating lease liabilities		(31,521)
Inventories	(3,404,217)	(8,772,758)
Prepaid expenses and other current assets	5,758,178	(4,975,439)
Accounts payable	7,684,995	5,463,377
Note payable	(3,175,372)
Income taxes payable		(390,318)
Deferred revenue	283,258	1,471,736
Deferred government subsidy	187,636	3,084,754
Operating lease right-of-use asset		53,145
Accrued expenses and other current liabilities	131,723	205,274
Net cash used in operating activities	(4,287,079)	(3,604,636)
Cash flows from investing activities
Purchase of plants, property and equipment	(2,292,687)	(25,247,005)
Loans to third parties	(15,877)	(1,078,330)
Payment for finance lease right of use assets	(997,395)
Payment for lease deposit	(670,437)
Net cash used in investing activities	(3,976,396)	(26,325,335)
Cash flows from financing activities
Loans from related parties	2,025,129	817,492
Proceeds from short-term loan	3,608,378
Proceeds from long-term loan	4,330,053
Proceeds from long-term payable	2,817,421
Repayment on long-term payable	(1,971,199)
Proceeds from capital contributions by non-controlling shareholders	148,078	36,991,979
Net cash provided by financing activities	10,957,860	37,809,471
Effect of foreign exchange rate on cash and cash equivalents	(282,937)	255,263
Net increase in cash and cash equivalents	2,411,448	8,134,763
Cash, cash equivalents and restricted cash, beginning of period	4,294,017	14,616,215
Cash, cash equivalents and restricted cash, end of period	6,705,465	22,750,978
Cash, cash equivalents and restricted cash, end of period	6,705,465	22,750,978
Less: restricted cash	896,391	700,094
Cash and cash equivalents, end of period	5,809,074	22,050,884
Supplemental disclosure of cash flow information
Interest paid on long term payable	406,405
Supplemental non cash transactions
Finance lease right-of-use assets obtained in exchange of finance lease liabilities	5,577,715
Capital contribution through intangible assets from non-controlling shareholders		$ 4,881,199